Accounts Receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, net
Accounts receivable	$ 410,140	$ 243,816
Accounts receivable from related parties	71	0
Less: Loss allowance		(190)
Accounts receivable, net	$ 410,211	$ 243,626